Explanatory notes to the consolidated statements of cash flows - financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Changes in liabilities arising from financing activities [abstract]
Borrowings	€ 21,117	€ 12,901		€ 15,597
Derivative Financial Assets (Liabilities) and Collateral	(28)	178		(151)
Liabilities arising from financing activities	21,089	13,079		€ 15,446
Present value of lease liabilities, excluding finance leases under IAS 17			€ 1,069
Cash flows	9,087	(3,096)
Foreign exchange effects	(962)	9
Fair value changes	(48)	327
Changes in scope of consolidation	0	43
Transfer to liabilities held for sale	0	(82)
Other changes	€ (67)	432
Increase through new leases, liabilities arising from financing activities		€ 622